GOODWILL AND INTANGIBLE ASSETS - Changes in Intangible Assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Finite and Indefinite-lived Intangible Assets
Net carrying amount of intangible assets (excluding MSRs), beginning balance	$ 3,721
Mortgage servicing rights (MSRs), beginning balance	1,781
Net carrying amount of intangible assets, beginning balance	5,502
Acquisitions/ divestitures	1,989
Amortization	(595)
Impairments	(1)
FX translation and other	0
Net carrying amount of intangible assets (excluding MSRs), ending balance	5,114
Mortgage servicing rights (MSRs), ending balance	1,564
Net carrying amount of intangible assets, ending balance	6,678
Purchased credit card relationships
Finite and Indefinite-lived Intangible Assets
Net carrying amount of intangible assets (excluding MSRs), beginning balance	1,086
Acquisitions/ divestitures	827
Amortization	(203)
Impairments	0
FX translation and other	(44)
Net carrying amount of intangible assets (excluding MSRs), ending balance	1,666
Credit card contract related intangibles
Finite and Indefinite-lived Intangible Assets
Net carrying amount of intangible assets (excluding MSRs), beginning balance	1,901
Acquisitions/ divestitures	1,314
Amortization	(326)
Impairments	0
FX translation and other	83
Net carrying amount of intangible assets (excluding MSRs), ending balance	2,972
Core deposit intangibles
Finite and Indefinite-lived Intangible Assets
Net carrying amount of intangible assets (excluding MSRs), beginning balance	81
Acquisitions/ divestitures	(18)
Amortization	(28)
Impairments	0
FX translation and other	(5)
Net carrying amount of intangible assets (excluding MSRs), ending balance	30
Other customer relationships
Finite and Indefinite-lived Intangible Assets
Net carrying amount of intangible assets (excluding MSRs), beginning balance	219
Acquisitions/ divestitures	0
Amortization	(25)
Impairments	0
FX translation and other	8
Net carrying amount of intangible assets (excluding MSRs), ending balance	202
Present value of future profits
Finite and Indefinite-lived Intangible Assets
Net carrying amount of intangible assets (excluding MSRs), beginning balance	6
Acquisitions/ divestitures	0
Amortization	(1)
Impairments	0
FX translation and other	(1)
Net carrying amount of intangible assets (excluding MSRs), ending balance	4
Other
Finite and Indefinite-lived Intangible Assets
Net carrying amount of intangible assets (excluding MSRs), beginning balance	144
Acquisitions/ divestitures	(109)
Amortization	(12)
Impairments	0
FX translation and other	7
Net carrying amount of intangible assets (excluding MSRs), ending balance	30
Indefinite-lived intangible assets
Finite and Indefinite-lived Intangible Assets
Net carrying amount of intangible assets (excluding MSRs), beginning balance	284
Acquisitions/ divestitures	(25)
Amortization	0
Impairments	(1)
FX translation and other	(48)
Net carrying amount of intangible assets (excluding MSRs), ending balance	$ 210
Intangible Assets, Excluding Mortgage Servicing Rights | Customer Concentration Risk | American Airlines, Sears, The Home Depot and Costco | Credit card contract related intangibles
Finite and Indefinite-lived Intangible Assets
Intangible assets, percent	97.00%